Loans and Allowance for Loan Losses, Troubled Debt Restructurings (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2014 Contract	Dec. 31, 2013 Contract	Dec. 31, 2012 Contract
Financing Receivable, Modifications [Line Items]
TDR's classifications from previously performing loans	$ 4,000,000
Collateral deficiency charge-offs for TDR's reclassifications	804,000
Real Estate Mortgage - 1 to 4 Family [Member]
Financing Receivable, Modifications [Line Items]
TDR's classifications from previously performing loans	10,100,000	9,900,000	8,600,000	10,600,000
New York and Other States [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts		49	71	143
Pre-Modification Outstanding Recorded Investment		6,150,000	7,540,000	12,895,000
Post-Modification Outstanding Recorded Investment		6,150,000	7,540,000	12,895,000
New York and Other States [Member] | Commercial Real Estate [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts		1	1	2
Pre-Modification Outstanding Recorded Investment		294,000	507,000	138,000
Post-Modification Outstanding Recorded Investment		294,000	507,000	138,000
New York and Other States [Member] | First Mortgages [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts		41	50	95
Pre-Modification Outstanding Recorded Investment		5,585,000	5,852,000	10,636,000
Post-Modification Outstanding Recorded Investment		5,585,000	5,852,000	10,636,000
New York and Other States [Member] | Home Equity Loans [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts		4	7	16
Pre-Modification Outstanding Recorded Investment		77,000	120,000	488,000
Post-Modification Outstanding Recorded Investment		77,000	120,000	488,000
New York and Other States [Member] | Home Equity Lines of Credit [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts		3	13	30
Pre-Modification Outstanding Recorded Investment		194,000	1,061,000	1,633,000
Post-Modification Outstanding Recorded Investment		194,000	1,061,000	1,633,000
Florida [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts		11	11	14
Pre-Modification Outstanding Recorded Investment		1,100,000	1,431,000	1,313,000
Post-Modification Outstanding Recorded Investment		1,100,000	1,431,000	1,313,000
Florida [Member] | First Mortgages [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts		7	8	12
Pre-Modification Outstanding Recorded Investment		676,000	1,149,000	1,265,000
Post-Modification Outstanding Recorded Investment		676,000	1,149,000	1,265,000
Florida [Member] | Home Equity Loans [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts		1	0	0
Pre-Modification Outstanding Recorded Investment		56,000	0	0
Post-Modification Outstanding Recorded Investment		56,000	0	0
Florida [Member] | Home Equity Lines of Credit [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts		3	3	2
Pre-Modification Outstanding Recorded Investment		368,000	282,000	48,000
Post-Modification Outstanding Recorded Investment		$ 368,000	$ 282,000	$ 48,000